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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended  09/30/02
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Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Willis Investment Management Company
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Address:   501 Faulconer Drive, Suite 2B
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           Charlottesville, VA  22903
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Form 13F File Number:  28-06713
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James H. Willis
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Title:     President
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Phone:     (434) 977-3348
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Signature, Place, and Date of Signing:

    JAMES H. WILLIS                Charlottesville, VA           11/05/02
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                      SEPT. 02 FORM 13 F INFORMATION TABLE

     Column 1               Column 2         Column 3        Column 4       Column 5      Column 6         Column 7     Column 8
------------------      ----------------    ----------    ---------------   --------   ---------------     --------     --------
 Name of Security        Title of Class       Cusip        Value (000's)     Shares     Discretionary
3M Co.                       Common         604059105          253            2,300          2,300                        Sole
Abbott Labs                  Common         002824100          750           18,572         18,572                        Sole
Albertson's                  Common         013104104          343           14,200         14,200                        Sole
American Intl. Group         Common         026874107        3,646           66,656         66,656                        Sole
Amgen                        Common         031162100          606           14,525         14,525                        Sole
Anadarko Petroleum           Common         032511107        1,441           32,344         32,344                        Sole
Anheuser Busch               Common         035229103        1,386           27,384         27,384                        Sole
Automatic Data Proc.         Common         053105103        4,845          139,331        139,331                        Sole
BB&T                         Common         054937107          333            9,500          9,500                        Sole
BP PLC                       Common         055622104          252            6,316          6,316                        Sole
Bank America                 Common         060505104          501            7,852          7,852                        Sole
Bristol-Myers Squibb         Common         110122108          267           11,200         11,200                        Sole
Cardinal Health              Common         14149Y108        1,167           18,765         18,765                        Sole
ChevronTexaco                Common         16945Q106          463            6,688          6,688                        Sole
Cintas                       Common         172908105        2,926           69,813         69,813                        Sole
Cisco Systems                Common         17275R102          211           20,148         20,148                        Sole
Clorox                       Common         189054109          338            8,400          8,400                        Sole
Coca-Cola                    Common         191216100        3,105           64,765         64,765                        Sole
Disney, Walt                 Common         254687106          497           32,825         32,825                        Sole
Dover                        Common         260003108        2,468           97,244         97,244                        Sole
Dow Chemical                 Common         260543103          246            9,000          9,000                        Sole
EMC                          Common         268648102           85           18,600         18,600                        Sole
Exxon Mobil                  Common         30231G102          715           22,424         22,424                        Sole
Fiserv                       Common         337738108        1,272           45,287         45,287                        Sole
Gannett                      Common         364730101        1,531           21,213         21,213                        Sole
General Electric             Common         269604103        2,179           88,389         88,389                        Sole

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           JUNE-02 FORM 13 F INFORMATION TABLE        CONT....

     Column 1               Column 2         Column 3        Column 4       Column 5      Column 6         Column 7     Column 8
------------------      ----------------    ----------    ---------------   --------   ---------------     --------     --------
 Name of Security        Title of Class       Cusip        Value (000's)     Shares     Discretionary

Gillette                     Common         375766102          250            8,450          8,450                       Sole
Grainger, WW                 Common         384802104          229            5,384          5,384                       Sole
Hewlett-Packard              Common         428236103          484           41,465         41,465                       Sole
Illinois Tool Works          Common         452308109        1,492           25,575         25,575                       Sole
Intel                        Common         458140100        1,039           74,780         74,780                       Sole
Johnson & Johnson            Common         478160104        5,498          101,659        101,659                       Sole
Lowes                        Common         548661107          354            8,550          8,550                       Sole
Marriott International     Com-Cl A         571903202          720           24,850         24,850                       Sole
Merck                        Common         589331107        2,567           56,164         56,164                       Sole
Microsoft                    Common         594918104          787           17,996         17,996                       Sole
Noble Energy                 Common         655044105          992           29,205         29,205                       Sole
PNC Bank                     Common         693475105          337            8,000          8,000                       Sole
Pepsico                      Common         713448108          639           17,300         17,300                       Sole
Procter & Gamble             Common         742718109       12,465          139,466        139,466                       Sole
Schlumberger                 Common         806857108          808           21,000         21,000                       Sole
Sysco                        Common         871829107        6,193          218,132        218,132                       Sole
Union Pacific                Common         907818108          242            4,180          4,180                       Sole
United Parcel Service        Common         911312106        1,437           22,975         22,975                       Sole
Wal-Mart Stores              Common         931142103          222            4,500          4,500                       Sole
Walgreen                     Common         931422109        1,151           37,400         37,400                       Sole
Wrigley, Wm. Jr.             Common         982526105        2,163           43,710         43,710                       Sole